PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2021 and 2020:

	2021	2020
Office equipment	$113,995	$69,158
Leasehold improvement	126,386	54,146
Property and equipment	240,381	123,304
Less: Accumulated depreciation	(99,987)	(75,489)
Property and equipment, net	$140,394	$47,815